Fees and Expenses	Jul. 29, 2026
CYBER HORNET S&P 500(R)
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	The Management Fee and Other Expenses have been restated to reflect the current “unitary fee” agreement.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the financial highlights.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
No Load Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	0.25%
Annual Account Maintenance Fee for Accounts under $5,000	$15.00

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.25%

(1)	CYBER HORNET ETFS, LLC (the “Adviser”) provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to any distribution plan adopted pursuant to Rule 12b-1; taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expense of executing portfolio transactions; interest expenses; and litigation and potential litigation, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the financial highlights. The Management Fee and Other Expenses have been restated to reflect the current “unitary fee” agreement.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	$26	$80	$141	$318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%

1	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended March 31, 2026, the Fund’s portfolio turnover was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

[1]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. The Fund commenced operations on January 30, 2026 and therefore portfolio turnover information for a full fiscal period is unavailable.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

[1]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. The Fund commenced operations on January 30, 2026 and therefore portfolio turnover information for a full fiscal period is unavailable.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

[1]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on January 30, 2026 and therefore portfolio turnover information for a full fiscal period is unavailable.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

[1]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.